Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Major classes of premises and equipment and the total accumulated depreciation
Total fixed assets	$ 22,813	$ 22,204
Less accumulated depreciation	7,861	7,128
Net fixed assets	14,952	15,076
Land [Member]
Major classes of premises and equipment and the total accumulated depreciation
Total fixed assets	4,101	4,094
Building and improvements [Member]
Major classes of premises and equipment and the total accumulated depreciation
Total fixed assets	11,129	10,856
Furniture and equipment [Member]
Major classes of premises and equipment and the total accumulated depreciation
Total fixed assets	$ 7,583	$ 7,254